Annual Notice of Securities Sold Pursuant to Rule 24F-2

              U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.
                       Please print or type.

1.   Name and address of issuer:

Flag Investors Maryland Intermediate Tax Free Income Fund, Inc.
     One South Street
     Baltimore, MD  21202
___________________________________________________________________

2. Name of each series or class of funds for which this notice is filed:

     Flag Investors Class A Shares
     Flag Investors Institutional Shares
     Alex. Brown Capital Advisory & Trust Shares (not sold in fiscal year ended March 31, 1997)
___________________________________________________________________

3.   Investment Company Act File Number:  811-7922

     Securities Act File Number:  33-66870

___________________________________________________________________

4.   Last day of fiscal year for which this notice is filed:

     March 31, 1997

___________________________________________________________________

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

     N/A
                                                                 [ ]
___________________________________________________________________

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see Instruction A.6):


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     N/A
___________________________________________________________________

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None
___________________________________________________________________

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None
___________________________________________________________________

9. Number and aggregate sale price of securities sold during the fiscal year:

     855,619 shares @ $ 8,439,274.40 (see attached Schedule A)
___________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

     855,619 shares @ $ 8,439,274.40 (see attached Schedule A)
___________________________________________________________________

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Included in Item 9 above
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12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                     $  8,439,274.40
                                                    ________________
     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                               +           --
                                                    ________________
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                    -   3,949,236.00
                                                    ________________
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                +          --
                                                    ________________
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 {line (i), plus line (ii), less line (iii), plus line (iv)} (if applicable):
                                                     $  4,490,038.40
                                                    ________________
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                x      1/3,300
                                                    ________________
     (vii)     Fee due {line (i) or line (v) multiplied by line
               (vi)}:


                                                 $          1,360.62
                                                 ===================
Instruction:   Issuers should complete lines (ii), (iii), (iv), and
               (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
               Instruction C.3.














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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a).

                                                                 [X]


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     May 14, 1997



                             SIGNATURES

This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*     /s/Joseph A. Finelli
                              Joseph A. Finelli, Treasurer



Date May 15, 1997

 * Please print the name and title of the signing officer below the signature.


























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

                                                                         Schedule A
                                                                   to Rule 24f-2 Notice of
                                               Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc.

                                     Proceeds from     Front-end                        Value of                    Cost of
                                     Shares Sold       Sales               Shares       Reinvested    Shares        Shares
 Class               Shares Sold                       Commissions         Reinvested   Dividends     Redeemed      Redeemed
	             _______         __________         ___________       _________    _________       _______    ____________

 Flag Investors A    77,427          $  750,704         $  5,618.40         33,825     $ 331,270       157,261    $ 1,538,466

 Flag Investors      731,797          7,227,557                0.00         12,570       124,125       243,131      2,410,770
 Institutional
 ABCAT *                  --                --                 0.00         --          --             --           --
	             _______         __________         ___________       _________    _________       _______    ____________

                     809,224         $7,978,261         $  5,618.40         46,395     $ 455,395       400,392    $ 3,949,236

  Computation of Fee:    $ 7,978,261 + 5,618.40 + 455,395 = $8,439,274.40
                         $ 8,439,274.40 - 3,949,236.00 = $4,490,038.40
                         $ 4,490,038.40 divided by 3,300 = $ 1,360.62

__________
 * Not sold in fiscal year ended March 31, 1997

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2000 One Logan Square                          Morgan, Lewis
                                                &Bockius LLP
Philadelphia, PA 19103-6993                COUNSELORS AT LAW

215-963-5000

FAX: 215-963-5299



May 15, 1997



Flag Investors Maryland Intermediate
  Tax Free Income Fund, Inc.
One South Street
Baltimore, MD 21202

Re:  Rule 24f-2 Notice for Flag Investors
     Maryland Intermediate Tax Free Income Fund, Inc.
     (File Nos. 33-66870 and 811-7922)

Gentlemen:

Flag Investors Maryland Intermediate Tax Free Income Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland with its principal place of business in Baltimore, Maryland. The Fund is a non-diversified management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"). This opinion relates to shares of common stock, par value $.001 per share, sold by the Fund in reliance upon Rule 24f-2 during the fiscal year ended March 31, 1997, the registration of which is made definite by the filing of the attached Notice.

We have reviewed all proceedings taken by the Fund in connection with the offer and sale of shares of common stock, par value $.001 per share, which have been offered under Prospectuses included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933 and the 1940 Act (collectively, the "Registration Statement").

We are of the opinion that such shares of common stock, when sold and issued in return for the payment described in the Fund's Registration Statement, were legally issued, fully paid and non-assessable by the Fund.


Very truly yours,




/s/ Morgan, Lewis & Bockius LLP



cc:  Mr. Joseph A. Finelli


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